U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.

Post-Effective Amendment No.	18

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	21

(Check appropriate box or boxes)

TFS CAPITAL INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1800 Bayberry Court, Suite 103
Richmond, Virginia 23226
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (804) 484-1401

Wade R. Bridge
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):
/ X /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 17 filed February 28, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Richmond, and State of Virginia, on the 11th day of March, 2013.

TFS CAPITAL INVESTMENT TRUST

By:	/s/ Larry S. Eiben
Larry S. Eiben
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Larry S. Eiben	Trustee, President and	March 11, 2013
Larry S. Eiben	Secretary (Principal
Executive Officer)

/s/ Mark J. Seger	Treasurer (Principal	March 11, 2013
Mark J. Seger	Financial and
Accounting Officer)

*	Trustee
Mark J. Malone

*	Trustee	/s/ Wade R. Bridge
Brian O’Connell		Attorney-in-Fact*
March 11, 2013

*	Trustee
Thomas Michael Frederick

*	Trustee
Gregory R. Owens

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase